Share Capital - Schedule of Changes in the Number of Options and RSUs and Weighted Average Exercise Prices (Details)	12 Months Ended
	Dec. 31, 2018 shares Period $ / shares	Dec. 31, 2017 shares Period $ / shares	Dec. 31, 2016 shares Period $ / shares
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's Outstanding at beginning of year | shares	4,036,095	3,241,535
Number of options warrants and RSU's Exercised	(97,042)	(252,343)	(72,873)
Number of options warrants and RSU's Outstanding at end of year | shares	5,056,914	4,036,095	3,241,535
Restricted Stock Units [Member]
Disclosure of classes of share capital [line items]
Number of options warrants and RSU's Outstanding at beginning of year	4,036,095	3,241,535	2,304,179
Number of options warrants and RSU's Granted	1,513,000	1,071,000	1,029,129
Number of options warrants and RSU's Exercised	(97,042)	(252,343)	(72,873)
Number of options warrants and RSU's Forfeited	(395,140)	(24,097)	(18,900)
Number of options warrants and RSU's Outstanding at end of year	5,056,914	4,036,095	3,241,535
Number of options warrants and RSU's Exercisable at end of year	2,478,796	1,844,283	1,718,713
Weighted average exercise price Outstanding at beginning of year | $ / shares	$ 3.88	$ 3.41	$ 3.17
Weighted average exercise price Granted | $ / shares	1.74	4.91	3.87
Weighted average exercise price Exercised | $ / shares	0.33	1.91	1.66
Weighted average exercise price Forfeited | $ / shares	3.31	4.18	6.92
Weighted average exercise price Outstanding at end of year | $ / shares	3.36	3.88	3.41
Weighted average exercise price Exercisable at end of year | $ / shares	$ 3.70	$ 2.97	$ 2.16